UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-227780
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 7	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-23386
Amendment No. 18	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-15

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President, Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
November 20, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on November 20, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated November 17, 2020
to the following prospectus(es):
Nationwide Advisory Retirement Income Annuity® New York prospectus dated May 1, 2020
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective November 30, 2020, the following changes apply for new contracts:
I.	For contracts with applications signed on or after the later of the date Nationwide receives state department of financial services approval or November 30, 2020, the following additional optional benefits will be available for Contract Owners to elect:
•	Pro 4SM Option
•	Joint Option for Pro 4 Option
II.	The Retirement Income Developer Option is only available for contracts with applications signed before the later of the date Nationwide receives state approval of the Pro 4 Option or November 30, 2020.
Accordingly, the following changes apply to the prospectus:
(1)	The following new provisions are added to the Synopsis of the Contracts section:
Pro 4 Option
Effective on or after the later of the date Nationwide receives state department of financial services approval of the Pro 4 option or November 30, 2020, the Pro 4 option is available for election. After the Contract Owner reaches age 59 ½ (or if the Joint Option for the Pro 4 option is elected, the date the younger spouse reaches age 59 ½) the Pro 4 option provides for Lifetime Withdrawals up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes (see Automatic Termination of Pro 4 in the Pro 4 Option provision). Investment restrictions apply, see Income Benefit Investment Options.
The Pro 4 option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Pro 4 option may not be elected if the Retirement Income Developer option or Nationwide L.inc Rider Advisory option is elected.
If the applicant elects the Pro 4 option, Nationwide will deduct an additional charge not to exceed 0.55% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Pro 4 option is 0.45% of the Current Income Benefit Base. Changes in the current charge will only be applicable to new Contract Owners purchasing the contract or in the event existing Contract Owners elect to reset the Current Income Benefit Base (see Reset Opportunities in the Pro 4 Option provision). The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Pro 4 option requires that the Contract Owner, until annuitization, allocate Contract Value according to certain parameters. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit (see Automatic Termination of the Pro 4 sub-section of Pro 4 Option). The cost of the Pro 4 option may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit resulting in the forfeiture of any associated guarantee, see Automatic Termination of the Pro 4 sub-section of the Pro 4 Option provision.
Joint Option for the Pro 4 Option
The Joint Option for the Pro 4 option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Pro 4 option, provided that certain conditions are satisfied.
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If the applicant elects the Joint Option, Nationwide will deduct an additional charge equal to 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will likely be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. If the Joint Option is elected, the determining life for purposes of the Pro 4 Option will be that of the younger spouse. The charge is deducted at the same time and in the same manner as the Pro 4 option charge. The cost of the Joint Option (including the likely reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
(2)	The following new provisions are added to the Optional Contract Benefits, Charges, and Deductions section:
Pro 4 Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, the date the younger spouse reaches age 59½), the Pro 4 option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
Effective on or after the later of the date Nationwide receives state department of financial services approval of the Pro 4 option or November 30, 2020, the Pro 4 option is available under the contract at the time of application. The Pro 4 option may not be elected if the Nationwide L.inc Rider Advisory option or Retirement Income Developer Option is elected. Once elected, the Pro 4 option is irrevocable. The Pro 4 option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Pro 4 option is elected, then the spouse may keep the Pro 4 option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privilege discussed later in this section. The Pro 4 option may not be elected if the Retirement Income Developer option or Nationwide L.inc Rider Advisory option is elected.
Pro 4 Charge
In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 0.55% of the Current Income Benefit Base. The current charge for the Pro 4 option is 0.45% of the Current Income Benefit Base. Once a contract has been issued, the current charge associated with the Pro 4 option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 0.55% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Pro 4 option charge will not negatively impact calculations associated with other benefits elected or available under the contract.
Investment Requirements
Election of the Pro 4 option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For information on the investment restrictions and the list of investment options available, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted.
Dollar Cost Averaging programs for the Pro 4 option are not available, see Dollar Cost Averaging.
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Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Pro 4 option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery. Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Pro 4 option will equal the highest Contract Value on any Contract Anniversary (unless the Contract Owner cancels the automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional Purchase Payments: Purchase payments submitted after the initial purchase payment will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early Withdrawals: Early Withdrawals (i.e. withdrawals taken before the Contract Owner reaches age 59½, or if the Joint Option is elected, the date the younger spouse reaches age 59½) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:
(a) = the gross dollar amount of the Early Withdrawal; and
(b) = a figure representing the proportional amount of the Early Withdrawal as determined by the following formula:

Gross dollar amount of the Early Withdrawal	X	Current Income Benefit Base prior to the Early Withdrawal
Contract Value prior to the Early Withdrawal
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Early Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Early Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Note: The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2, unless certain exceptions are met (see Appendix C: Contract Types and Tax Information).
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(3)	Non-Lifetime Withdrawal: A Non-Lifetime Withdrawal (described herein) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
(4)	Adviser Fees: Standard Advisor Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:
(a) = the gross dollar amount of the Excess Adviser Fee; and
(b) = a figure representing the proportional amount of the Excess Adviser Fee as determined by the following formula:

Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted, and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate.
Non-Lifetime Withdrawal
After the first Contract Anniversary and before the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Pro 4 option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. A Non-Lifetime Withdrawal will reduce the Contract Value by the gross dollar amount of the amount withdrawn. A Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal, and consequently, the Lifetime Withdrawal Amount, as described in the Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal in the Pro 4 Option provision. A request for a Non-Lifetime Withdrawal must be made in writing and specify that it is for a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying it is for a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate.
Note: The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2, unless certain exceptions are met, see Appendix C: Contract Types and Tax Information.
Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Pro 4 Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information.
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Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate.
Lifetime Withdrawals
On the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal or takes Standard Adviser Fees and/or Excess Adviser Fees, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs:
(1)	the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);
(2)	a reset opportunity occurs (discussed later in this provision); or
(3)	the Contract Owner submits additional purchase payments. As long as the Pro 4 option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.
The Lifetime Withdrawal Percentage is determined based on the age of the determining life at the time of the first Lifetime Withdrawal (or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal).
The currently applicable Lifetime Withdrawal Percentages for Pro 4 are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783).
For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Pro 4 option, the Lifetime Withdrawal Percentages will likely be less than the Lifetime Withdrawal Percentages for the Pro 4 option.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31). If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Pro 4 option is elected, the death of the last survivor of the determining life and spouse of the determining life) or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
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Each calendar year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year's Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
Impact of Excess Withdrawals after the first Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to take an Excess Withdrawal provided that the Contract Value is greater than $0. Excess Withdrawals immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of Excess Withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the Excess Withdrawal; or
(2)	a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:

Gross dollar amount of the Excess Withdrawal	X	Current Income Benefit Base prior to the Excess Withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Excess Withdrawals. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate.
Withdrawal of Adviser Fees after the First Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to take withdrawals to pay investment advisory fees provided that the Contract Value is greater than $0. Standard Adviser Fees reduce the Contract Value but not the Current Income Benefit Base. Excess Adviser Fees immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount. Excess Adviser Fees will reduce the Current Income Benefit Base by the greater of:
(1)	the gross dollar amount of the Excess Adviser Fees; or
(2)	a figure representing the proportional amount of the Excess Adviser Fees, as determined by the following formula:

Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Standard Adviser Fees or Excess Adviser Fees. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
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Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, or Simple IRA; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. After the first Lifetime Withdrawal, any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
This automatic reset will continue until Nationwide changes either the current charge for or the list of permitted investment options associated with the Pro 4 option. Changes associated with the Custom Choice Asset Rebalancing Service will not impact the automatic reset.
In the event the current charge or the list of permitted investment options of the Pro 4 option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Pro 4 option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Pro 4 option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Pro 4 option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Pro 4 option will terminate.
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Death of Determining Life
For contracts with no Joint Option for the Pro 4 option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the Pro 4 option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Pro 4 option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and Spousal Protection Feature, if applicable.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Pro 4 option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Pro 4
Upon termination of the Pro 4 option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Pro 4 option will terminate. In the following instances, the Pro 4 option will automatically terminate:
(1)	a full surrender of the contract;
(2)	when Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees reduce the Current Income Benefit Base to $0;
(3)	on the Annuitization Date;
(4)	upon the death of the determining life for contracts with no Joint Option; or
(5)	where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	the new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	the assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	the change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Pro 4 option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Pro 4 option.
Other Important Considerations
The Pro 4 option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees.
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Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Pro 4 option.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide’s General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Joint Option for the Pro 4 Option
At the time the Pro 4 option is elected, the Contract Owner may elect the Joint Option for the Pro 4 option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Pro 4 Option will be that of the younger spouse.
Nationwide will assess an annual charge for the Joint Option of 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Pro 4 option. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Pro 4 option.
The currently applicable Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus.
In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: var:1933 Act Number, a000017]). For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59 ½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Pro 4 option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit.
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Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
(3)	The following definitions in the Glossary of Special Terms are deleted in their entirety and replaced with the following:
Current Income Benefit Base – For purposes of the Retirement Income DeveloperSM option, the Nationwide Lifetime Income® Rider Advisory option, and the Pro 4SM option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, Early Withdrawals (applicable for the Retirement Income Developer option and Pro 4 option only), Excess Withdrawals, Excess Adviser Fees, reset opportunities, and if elected, the Non-Lifetime Withdrawal. Starting with the first Lifetime Withdrawal, this amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given calendar year.
Early Withdrawal – For purposes of the Retirement Income Developer option and the Pro 4 option, any withdrawal taken before the Withdrawal Start Date, excluding a Non-Lifetime Withdrawal, Excess Adviser Fees, and Standard Adviser Fees.
Excess Withdrawal – For purposes of the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option, the amount of any withdrawal taken in excess of the Lifetime Withdrawal for that year, excluding a Non-Lifetime Withdrawal, Excess Adviser Fees, and Standard Adviser Fees.
Lifetime Withdrawal – For purposes of the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option, the maximum amount that can be withdrawn during a calendar year after the Withdrawal Start Date without reducing the Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount.
Non-Lifetime Withdrawal – For purposes of the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and Pro 4 option, a one-time only election to take a withdrawal from the contract after the first Contract Anniversary and before the first Lifetime Withdrawal that will not initiate the lifetime income benefit.
Original Income Benefit Base – For purposes of the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
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Rate Sheet Supplement – A supplement to this prospectus that contains certain information applicable to the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option during the stipulated period. The Rate Sheet Supplement discloses the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are available for new contracts.
Withdrawal Start Date – For purposes of the Retirement Income Developer option and the Pro 4 option, the date Lifetime Withdrawals begin which must be on or after the date the Contract Owner reaches age 59½, or if the Joint Option for the Retirement Income Developer option or the Joint Option for the Pro 4 option is elected, the date the younger spouse reaches age 59½. For purposes of the Nationwide Lifetime Income Rider Advisory option, the date the Lifetime Withdrawals begin.
(4)	The Recurring Contract Expenses table of the Contract Expenses section is deleted in its entirety and replaced with the following:

Recurring Contract Expenses
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.15%
Administrative Charge	0.05%
Total Variable Account Charges	0.20%
Additional Optional Riders (assessed annually as a percentage of a benefit base)
Return of Premium Death Benefit Option Charge (the benefit base is the death benefit value)	0.15%
Maximum Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base2)	1.25% [3]
Joint Option for the Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base2)	0.15% [4]
Maximum Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income Benefit Base5)	1.50% [6]
Maximum Joint Option for Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income Benefit Base2)	0.40% [7]
Maximum Pro 4 Option Charge (the benefit base is the Current Income Benefit Base8)	0.55% [9]
Maximum Joint Option for Pro 4 Option Charge (the benefit base is the Current Income Benefit Base8)	0.15% [10]
Maximum Low Cost Fund Fee (assessed as an annualized percentage of Sub-Account Daily Net Assets on certain Sub-Accounts)	0.35% [11]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	For information about how the Current Income Benefit Base is calculated, see Determination of the Current Income Benefit Base Prior to the First Lifetime Withdrawal in the Retirement Income Developer Option provision.
[3]	Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.
[4]	The Joint Option for the Retirement Income Developer option may only be elected if and when the Retirement Income Developer option is elected. This charge is in addition to the charge for the Retirement Income Developer option.
[5]	For information about how the Current Income Benefit Base is calculated, see Determination of the Current Income Benefit Base Prior to the Frist Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision.
[6]	Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory option is equal to 1.20% of the Current Income Benefit Base.
[7]	The Joint Option for the Nationwide Lifetime Income Rider Advisory option may only be elected if and when the Nationwide Lifetime Income Rider Advisory option is elected. This charge is in addition to the charge for the Nationwide Lifetime Income Rider Advisory Option. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory option is equal to 0.30% of the Current Income Benefit Base.
[8]	For information about how the Current Income Benefit Base is calculated, please see Determination of Current Income Benefit Base Prior to the First Lifetime Income Withdrawal in the Pro 4 Option provision.
[9]	Currently, the charge associated with the Pro 4 option is equal to 0.45% of the Current Income Benefit Base.
[10]	The Joint Option for the Pro 4 option may only be elected if and when the Pro 4 option is elected. This charge is in addition to the charge for the Pro 4 option.
[11]	The Low Cost Fund Fee is only applicable to certain Sub Accounts (see Low Cost Fund Fee).
(5)	The Subsequent Purchase Payments sub-section of the Dollar Limit Restrictions provision of the Synopsis of the Contracts section is deleted in its entirety and replaced with the following:
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Subsequent Purchase Payments. If the Contract Owner elects the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, or the Pro 4 option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
(6)	The second paragraph of the Nationwide Lifetime Income Rider® Advisory Option provision of the Synopsis of the Contracts section is deleted in its entirety and replaced with the following:
The Nationwide L.inc Rider Advisory option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between the ages of 50 and 85 at the time of application. The Nationwide L.inc Rider Advisory option may not be elected if the Retirement Income Developer option or Pro 4 option is elected.
(7)	The two paragraphs of the Retirement Income Developer Option provision of the Synopsis of the Contracts section is deleted in its entirety and replaced with the following:
Effective the later of the date Nationwide receives state department of financial services approval of the Pro 4 option or November 30, 2020, the Retirement Income Developer option is no longer available for election. After the Contract Owner reaches age 59 ½ (or if the Joint Option for the Retirement Income Developer option is elected, the date the younger spouse reaches age 59 ½) the Retirement Income Developer option provides for Lifetime Withdrawals up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes (see Automatic Termination of Retirement Income Developer in the Retirement Income Developer Option provision). Investment restrictions apply.
The Retirement Income Developer option is only available under the contract at the time of the application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Retirement Income Developer option may not be elected if the Nationwide L.inc Rider Advisory option or Pro 4 option is elected.
(8)	The first paragraph of the Joint Option for the Retirement Income Developer Option provision of the Synopsis of the Contracts section is deleted in its entirety and replaced with the following:
The Joint Option for the Retirement Income Developer option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Retirement Income Developer option, provided that certain conditions are satisfied. The Joint Option is no longer available.
(9)	The Variable Account and Underlying Mutual Funds provision of the Investing in the Contract section is deleted in its entirety and replaced with the following:
Nationwide Variable Account-15 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on August 8, 2002 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefit option or a living benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
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Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, and the Pro 4 option limit how Contract Value may be allocated to help Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments (see Income Benefit Investment Options).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
(10)	The Availability sub-provision of the Retirement Income Developer Option provision of the Optional Contract Benefits, Charges, and Deductions section is deleted in its entirety and replaced with the following:
Availability
Effective the later of the date Nationwide receives state department of financial services approval of the Pro 4 option or November 30, 2020, the Retirement Income Developer option is no longer available for election. The Retirement Income Developer option is available under the contract at the time of application. The Retirement Income Developer option may not be elected if the Nationwide L.inc Rider Advisory option or Pro 4 option is elected. Once elected, the Retirement Income Developer option is irrevocable. The Retirement Income Developer option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Retirement Income Developer option is elected, then the spouse may keep the Retirement Income Developer option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privilege discussed later in this section. The Retirement Income Developer option may not be elected if the Nationwide L.inc Rider Advisory option or Pro 4 option is elected.
(11)	The first paragraph of the Joint Option for the Retirement Income Developer Option provision of the Optional Contract Benefits, Charges, and Deductions section is deleted in its entirety and replaced with the following:
Joint Option for the Retirement Income Developer Option
At the time the Retirement Income Developer option is elected, the Contract Owner may elect the Joint Option for the Retirement Income Developer option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Retirement Income Developer Option will be that of the younger spouse. The Joint Option is no longer available.
(12)	The Availability sub-provision of the Nationwide Lifetime Income Rider Advisory Option provision of the Optional Contract Benefits, Charges, and Deductions section is deleted in its entirety and replaced with the following:
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Availability
The Nationwide L.inc Rider Advisory option is only available under the contract at the time of application. Once elected, the Nationwide L.inc Rider Advisory option is irrevocable. The Nationwide L.inc Rider Advisory option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide L.inc Rider Advisory option has been elected, then the spouse may keep the Nationwide L.inc Rider Advisory option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privileged discussed later in this section. The Nationwide L.inc Rider Advisory option may not be elected if the Retirement Income Developer option or Pro 4 option is elected.
(13)	The first paragraph of the Income Benefit Investment Options provision of the Optional Contract Benefits, Charges, and Deductions section is deleted in its entirety and replaced with the following:
Income Benefit Investment Options
Unless the Custom Choice Asset Rebalancing Service is elected, only certain investment options are available to Contract Owners that elect the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or the Pro 4 option. The investment options available are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election. Nationwide may, at its sole discretion, change the list of investment options available in connection with each income benefit. Nationwide will notify all Contract Owners in writing in advance of such change. Any such change will not result in a reallocation of Contract Value, unless authorized by the Contract Owner.
(14)	The Income Benefit Investment Options for Retirement Income Developer sub-section of the Income Benefit Investment Options provision of the Optional Contract Benefits, Charges, and Deductions section is deleted in its entirety and replaced with the following:
Income Benefit Investment Options for Retirement Income Developer Option
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
(15)	The following list is added to the Income Benefit Investment Options provision of the Optional Contract Benefits, Charges, and Deductions section:
Income Benefit Investment Options for Pro 4 Option
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
(16)	The last paragraph of the Contract Owner provision of the Ownership and Interests in the Contract section is deleted in its entirety and replaced with the following:
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit, the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, and the Pro 4 option as applicable.
(17)	The last paragraph of the Termination for Low Contract Value sub-provision of the Withdrawals provision of the Surrender/Withdrawal Prior to Annuitization section is deleted in its entirety and replaced with the following:
No contract will be surrendered due solely to negative investment performance, and federal tax law may impose additional restrictions on Nationwide’s right to surrender your contract. In addition, Nationwide will not surrender any contract that includes the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, the Return of Premium Death Benefit Option, or the Pro 4 option if, at the time the termination would otherwise occur, the guaranteed benefit remaining under these options is greater than the Contract Value. For all other contracts, Nationwide reserves the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
(18)	The Standard Adviser Fees sub-provision of the Withdrawals to Pay Investment Advisor Fees provision of the Surrender/Withdrawal Prior to Annuitization section is deleted in its entirety and replaced with the following:
Standard Adviser Fees. A Standard Adviser Fee is any withdrawal or combination of withdrawals from the contract to pay investment advisory fees that is less than or equal to the Annual Adviser Fee Allowance for the current Contract Year.
Although withdrawals to pay Standard Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn, Standard Adviser Fees will not have a negative impact on certain features of the contract as follows:
•	Nationwide L.inc Rider Advisory Option. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Nationwide Lifetime Income Rider Advisory Option provision.
•	Retirement Income Developer Option. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Retirement Income Developer Option provision.
•	Return of Premium Death Benefit Option. Standard Adviser Fees will not reduce the death benefit value under this option as described in the Return of Premium Death Benefit Option provision.
•	Pro 4 Option. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Pro 4 Option provision.
(19)	The Excess Adviser Fees sub-provision of the Withdrawals to Pay Investment Advisor Fees provision of the Surrender/Withdrawal Prior to Annuitization section is deleted in its entirety and replaced with the following:
Excess Adviser Fees. An Excess Adviser Fee is any withdrawal or combination of withdrawals from the contract to pay investment advisory fees in excess of the Annual Adviser Fee Allowance for the current Contract Year, as evaluated on the day the Excess Adviser Fee is taken.
Withdrawals to pay Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn, and Excess Adviser Fees will have a negative impact on certain features of the contract as follows:
•	Retirement Income Developer Option. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Retirement Income Developer Option provision.
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•	Return of Premium Death Benefit Option. Excess Adviser Fees will reduce the amount of the death benefit under this option as described in the Return of Premium Death Benefit Option provision.
•	Nationwide L.inc Rider Advisory Option. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Nationwide Lifetime Income Rider Advisory Option provision.
•	Pro 4 Option. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Pro 4 Option provision.
Withdrawals taken from this contract to pay advisory fees may be subject to income tax and/or tax penalties.
(20)	The Full Surrenders provision of the of the Surrender/Withdrawal Prior to Annuitization section is deleted in its entirety and replaced with the following:
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	Withdrawals
•	charges associated with the Return of Premium Death Benefit Option (if elected)
•	charges associated with the Nationwide L.inc Rider Advisory option and Joint Option (if elected)
•	charges associated with the Retirement Income Developer option and Joint Option (if elected)
•	charges associated with the Pro 4 option and Joint Option (if elected)
(21)	The last paragraph of the Assignment provision is deleted in its entirety and replaced with the following:
Where permitted under state law, an assignment or collateral assignment may terminate certain benefits under this contract, including the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, and the Pro 4 option.
(22)	The last paragraph of the Dollar Cost Averaging provision of the Contract Owner Services section is deleted in its entirety and replaced with the following:
Dollar Cost Averaging is not available if the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or the Pro 4 option is elected.
(23)	The last paragraph of the Systematic Withdrawals provision of the Contract Owner Services section is deleted in its entirety and replaced with the following:
For Contract Owners who have not elected the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or the Pro 4 option, Nationwide will terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0. However, for Contract Owners who have elected the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or the Pro 4 option, Nationwide will not terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0, provided the Current Income Benefit Base is greater than $0.
(24)	The Custom Choice Asset Rebalancing Service provision of the Contract Owner Services section is deleted in its entirety and replaced with the following:
Custom Choice Asset Rebalancing Service
For Contract Owners that have elected the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or the Pro 4 option, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market.
PROS-2020-225

(25)	The Terminating Participation in Custom Choice sub-provision of the Custom Choice Asset Rebalancing Service provision of the Contract Owner Services section is deleted in its entirety and replaced with the following:
Terminating Participation in Custom Choice
Contract Owners can terminate participation in Custom Choice through their online account, by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or Pro 4 option as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
(26)	The first paragraph of the Annuitization Date provision of the Annuitizing the Contract section is deleted in its entirety and replaced with the following:
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or Pro 4 option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
(27)	All references in Appendix C: Contract Types and Tax Information that list the available optional living benefits are revised to also include reference to Pro 4 as applicable.
PROS-2020-225

Incorporation by Reference
The prospectus supplements dated May 27, 2020, June 1, 2020, August 21, 2020, September 9, 2020 and the prospectus, except as modified herein, and the Statement of Additional Information that were effective May 1, 2020, previously filed with the Commission under SEC file No. 333-227780, are hereby incorporated by reference and made a part of this registration statement.
Prospectus Supplements:
1)	Prospectus Supplement dated and filed on May 27, 2020 as document number d926685d497.htm and hereby incorporated by reference.
2)	Prospectus Supplement dated and filed on June 1, 2020 as document number f5927d1.htm and hereby incorporated by reference.
3)	Prospectus Supplement dated and filed on August 21, 2020 as document number d50058d497.htm and hereby incorporated by reference.
4)	Prospectus Supplement dated and filed on September 9, 2020 as document number d931481d485bpos.htm and hereby incorporated by reference.
Prospectus:
1)	Nationwide Advisory Retirement Income Annuity prospectus effective May 1, 2020 filed on April 17, 2020, registration statement (333-227783), as document number d906799d485bpos.htm and hereby incorporated by reference.
Statement of Additional Information (SAI):
1)	Nationwide Advisory Retirement Income Annuity Statement of Additional Information effective May 1, 2020 filed on April 17, 2020, registration statement (333-227783), as document number d906799d485bpos.htm and hereby incorporated by reference.
1

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-15:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the year ended December 31, 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and .
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-227783) on October 11, 2018 as Exhibit (1) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
4)	Form of the Variable Annuity Contract – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
a)	Form of Nationwide Lifetime Income Rider® Advisory (Nationwide L.incSM Advisory Option) – Filed previously with Post-Effective Amendment No. 2 on June 28, 2019 (File No. 333-227780) and hereby incorporated by reference.
b)	Form of Pro 4 Option – Filed previously with Post-Effective Amendment No. 5 on September 16, 2020 (File No. 333-227783) and hereby incorporated by reference.

5)	Variable Annuity Application – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
2)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm

7)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
8)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
9)	Fund Participation Agreement with DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP; and DFS Securities LLC., dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
10)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
14)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
15)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
16)	Fund Participation Agreement with John Hancock Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document johnhancockfpa.htm
17)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell and Reed, Inc. dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm

18)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
19)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
20)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended dated September 1999 with the registration statement 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
23)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
24)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
25)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm

29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Redwood Investment Management, LLC, and Northern Lights Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document redwoodfpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
33)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
34)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
35)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
36)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
37)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
38)	Fund Participation Agreement with FEF Distributors, LLC, dated November 1, 2018 with the registration statement under 333-227783, post-effective amendment number 1 filed on April 18, 2019 as document d705546dex9924b838.htm
(39)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm

(40)	Nationwide Financial Services, Inc. and Probabilities Fund Management LLC, dated June 7, 2018 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b40.htm
9)	Opinion of Counsel – Filed previously with initial registration statement (333-227783) filed on October 11, 2018 as document d629862dex999.htm
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of August 31, 2020, was 0 and 1 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15

Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on November 17, 2020.
Nationwide Variable Account-15
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on November 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact